Employee Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			120 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Aggregate charges to earnings under defined benefit plan	$ 36	$ 34	$ 34
Aggregate charges to earnings under defined contribution retirement plan	43	31	47
Description of multi-employer plan	The Company participates in 20 regional multi-employer pension plans, principally related to building trades; none of the plans are considered significant.
Multi-employer plan, period contributions	4	3	3
Pre-tax net loss from accumulated other comprehensive income into net periodic pension cost	18			18
Number of common stock shares included in plan assets	0.6	1.2		0.6	1.2
Value of common stock shares included in plan assets	10	12		10	12
Minimum discount rate for defined-benefit pension plans	1.75%	2.00%		1.75%	2.00%
Maximum discount rate for defined-benefit pension plans	4.50%	5.50%		4.50%	5.50%
Minimum liabilities having a discount rate for obligations	3.40%	4.20%		3.40%	4.20%
Expected long-term rate of return on plan assets	7.25%	7.25%	7.25%
Actual annual rate of return on pension plan assets	17.00%			6.90%	3.20%
Period for actual annual rate of return on the Company's pension plan	10 years
Reasonable long-term rate of return	7.25%			7.25%
Rate of return from targeted portfolio	7.25%	7.25%		7.25%	7.25%
Present value of unfunded accumulated post-retirement benefit obligation	12	14		12	14
Contribution to qualified defined-benefit pension plans	36
Equities Securities [Member]
Asset allocation	45.00%	45.00%
Debt Securities [Member]
Asset allocation	25.00%	25.00%
Global assets [Member]
Asset allocation	15.00%	15.00%
Alternative Investments [Member]
Asset allocation	15.00%	15.00%
Foreign [Member]
Payments to participants of unfunded foreign and non-qualified (domestic) defined-benefit pension plans	7
Domestic [Member]
Payments to participants of unfunded foreign and non-qualified (domestic) defined-benefit pension plans	$ 12